Fixed Assets	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Fixed Assets

Note 3. Fixed Assets

Fixed assets consisted of the following (in thousands):

	March 31, 2023	March 31, 2022
Laboratory equipment	$1,575	$1,171
Furniture and fixtures	66	38
Computer software and equipment	537	524
Fixed Assets, gross	2,178	1,733
Less accumulated depreciation	(1,276)	(1,071)
Fixed Assets, net	$902	$662

As of March 31, 2023 and 2022, all of the Company’s fixed assets were active and in use. Depreciation expense for the years ended March 31, 2023 and 2022 was approximately $211,000 and $128,000, respectively.